Inventories (Details) - USD ($)	Mar. 31, 2019	Mar. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 1,696,353	$ 1,942,366
Work in process	40,143	73,642
Finished goods	234,239	253,174
Total	$ 1,970,735	$ 2,269,182